COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
19. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

Year ended December 31,	At December 31, 2017
2018	$999,622
2019	1,093,799
2020	1,772,834
2021	1,073,805
2022	1,615,079
2023 and later	32,016,233
Total lease payments	38,571,372

(b) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In July 2015, the Company entered into an agreement with Pristine, a San Francisco-based solar project developer, to form a joint venture in the United States to accelerate U.S. project development. On December 3, 2015, ReneSola filed an Action in the Superior Court of California, County of San Francisco, alleging that Pristine had breached the joint venture agreement. Pristine subsequently filed a cross-complaint alleging that the Company breached the joint venture agreement. On March 25, 2016, the Company entered into a binding settlement term sheet with Pristine and certain of its affiliates to resolve the dispute, dismiss the Action and transfer 88 MW solar energy projects under development in California, North Carolina, and Minnesota by Pristine and its affiliates to one of the Company’s wholly owned subsidiaries in the United States. The transfer was completed on May 31, 2016. The Company has become the 100% indirect owner of the 88 MW portfolio of solar energy projects since May 31, 2016 and recorded the solar energy projects as project assets. As of December 31, 2017, these project assets are under development.

(c) Guarantee

During the year of 2017, Zhejing Yuhui Investment, a subsidiary of the Company, guaranteed failed sale-lease back for project companies within the group with the amount of $26,755,960 for 5 years.